Document and Entity Information Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PCB BANCORP
Entity Central Index Key	0001423869
Amendment Flag	false
Entity Incorporation, State or Country Code	CA
Entity File Number	001-38621
Entity Tax Identification Number	20-8856755
Entity Address, Address Line One	3701 Wilshire Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	213
Local Phone Number	210-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false